Income Taxes - Schedule of Aggregate Amount and Per Share Effect of Tax Holidays (Details) ¥ / shares in Thousands, ¥ in Thousands, $ / shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Aggregate amount and per share effect of the tax holidays
Aggregate amount	¥ 11,239	$ 1,722	¥ 22,274	¥ 12,877
Basic net loss per share effect | (per share)	¥ 0	$ 0	¥ 0	¥ 0
Diluted net loss per share effect | (per share)	¥ 0	$ 0	¥ 0	¥ 0